CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.007
Common stock, shares authorized	142,857,142.86
Common stock, shares issued	5,846,686
Common stock, shares outstanding	5,846,686